Account Receivable, Net - Schedue of Movements of Allowance for Credit Loss (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedue of Movements of Allowance For Credit Loss [Abstract]
Beginning balance	$ 1,112,315	$ 109,214
Addition	1,951,083	985,102
Provision (recovery of provision)		(26,518)
Write off	(739,689)
Exchange rate effect	(19,353)	44,517
Ending balance	$ 2,304,356	$ 1,112,315